Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO — Gentile(1) ($)	Compensation Actually Paid to CEO — Gentile(2) ($)	Summary Compensation Table Total for CEO — Shanahan(1) ($)	Compensation Actually Paid to CEO — Shanahan(2) ($)	Average Summary Compensation Table Total for non-CEO NEOs(3) ($)	Average Compensation Actually Paid to non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On		Net Income/ (Loss) ($) (in millions)	Revenue ($) (in millions)
							TSR ($)	Proxy Peer Group TSR ($)(5)
2023	11,807,067	(296,375)	8,919,114	16,736,531	2,119,556	1,561,915	43.76	119.09	(633.0)	6,047.9
2022(6)	11,728,900	3,412,855	N/A	N/A	2,528,563	970,473	40.76	111.54	(545.7)	5,029.6
2021(6)	10,849,938	9,924,685	N/A	N/A	2,231,105	2,043,078	59.28	95.03	(540.8)	3,953.0
2020(6)	10,454,350	2,195,855	N/A	N/A	2,218,950	713,360	53.73	83.94	(870.3)	3,404.8

(1)
Represents total compensation for Messrs. Gentile and Shanahan as reported in the “Summary Compensation Table.” Mr. Shanahan became our President and CEO on September 30, 2023 and accordingly no calculations are provided for him for 2020 to 2022.

(2)
The following supplemental table presents a reconciliation of Messrs. Gentile’s and Shanahan’s “Summary Compensation Table” totals to the compensation actually paid for 2023, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Messrs. Gentile or Shanahan during 2023. As neither Messrs. Gentile and Shanahan participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans.

CEO Reconciliation for 2023
				Equity Award Adjustments
CEO	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
Shanahan	8,919,114	(8,149,986)	15,946,632	—	20,771	—	—	16,736,531
Gentile	11,807,067	(9,529,351)	1,095,202	125,385	(366,882)	(3,427,796)	—	(296,375)

(3)
Includes the average total compensation for Messrs. Suchinski, Brown, Young, McLarty, and Hawkins and Ms. Marnick in 2023; Messrs. Suchinski, Hawkins, and Matthies and Ms. Marnick in 2022 and 2021; and Messrs. Suchinski, Hawkins, and Brown, Jose I. Garcia, John A. Pilla, and Ms. Marnick in 2020. Total compensation for non-CEO NEOs are as reported in the “Summary Compensation Table.”

(4)
The following supplemental table presents a reconciliation of the average non-CEO NEO “Summary Compensation Table” total to the compensation actually paid for 2023, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during 2023. As none of the non-CEO NEOs participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans. With respect to Mr. Hawkins, the year end fair value of equity awards granted in 2023 have been reduced to reflect his retirement eligibility.

Non-CEO NEO Reconciliation for 2023
			Equity Award Adjustments
Year	Average Summary Compensation Table Total ($)	Average Value of Equity Awards Reported in Summary Compensation Table ($)	Average Year End Fair Value of Equity Awards Granted in the Year(a) ($)	Average Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Average Fair Value of Equity Awards Granted in the Year that Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Average Total Compensation Actually Paid ($)
2023	2,119,556	(1,262,410)	792,795	160,345	2,579	(49,202)	(201,747)	—	1,561,915

(a)
With respect to Mr. Hawkins, the year end fair value of equity awards granted in 2023 have been reduced to reflect withholding in connection with his retirement eligibility.

(5)
The peer group used for this purpose is the S&P 500 Aerospace & Defense Index.

(6)
The numbers in these rows have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” in order to correct an administrative error.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(3)
Includes the average total compensation for Messrs. Suchinski, Brown, Young, McLarty, and Hawkins and Ms. Marnick in 2023; Messrs. Suchinski, Hawkins, and Matthies and Ms. Marnick in 2022 and 2021; and Messrs. Suchinski, Hawkins, and Brown, Jose I. Garcia, John A. Pilla, and Ms. Marnick in 2020. Total compensation for non-CEO NEOs are as reported in the “Summary Compensation Table.”

PEO Total Compensation Amount				$ 11,728,900	$ 10,849,938	$ 10,454,350
PEO Actually Paid Compensation Amount				3,412,855	9,924,685	2,195,855
Adjustment To PEO Compensation, Footnote
(2)
The following supplemental table presents a reconciliation of Messrs. Gentile’s and Shanahan’s “Summary Compensation Table” totals to the compensation actually paid for 2023, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Messrs. Gentile or Shanahan during 2023. As neither Messrs. Gentile and Shanahan participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans.
CEO Reconciliation for 2023
				Equity Award Adjustments
CEO	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
Shanahan	8,919,114	(8,149,986)	15,946,632	—	20,771	—	—	16,736,531
Gentile	11,807,067	(9,529,351)	1,095,202	125,385	(366,882)	(3,427,796)	—	(296,375)

Non-PEO NEO Average Total Compensation Amount			$ 2,119,556	2,528,563	2,231,105	2,218,950
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,561,915	970,473	2,043,078	713,360
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following supplemental table presents a reconciliation of the average non-CEO NEO “Summary Compensation Table” total to the compensation actually paid for 2023, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during 2023. As none of the non-CEO NEOs participate in any defined benefit plans, no adjustments were required to amounts reported in the “Summary Compensation Table” totals related to the value of benefits under such plans. With respect to Mr. Hawkins, the year end fair value of equity awards granted in 2023 have been reduced to reflect his retirement eligibility.

Non-CEO NEO Reconciliation for 2023
			Equity Award Adjustments
Year	Average Summary Compensation Table Total ($)	Average Value of Equity Awards Reported in Summary Compensation Table ($)	Average Year End Fair Value of Equity Awards Granted in the Year(a) ($)	Average Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Average Fair Value of Equity Awards Granted in the Year that Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value of Equity Awards Granted in Prior Years that Forfeited in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Average Total Compensation Actually Paid ($)
2023	2,119,556	(1,262,410)	792,795	160,345	2,579	(49,202)	(201,747)	—	1,561,915
(a)
With respect to Mr. Hawkins, the year end fair value of equity awards granted in 2023 have been reduced to reflect withholding in connection with his retirement eligibility.

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs. Revenue
Tabular List, Table
As also required by Item 402(v) of Regulation S-K, below is a list of the performance measures that were considered the most important by the Compensation Committee in determining executive compensation for the 2023 performance year and in linking executive compensation actually paid to Company performance. Our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. See “Proxy Statement Summary  —  Executive Compensation At-A-Glance” for a discussion of these metrics, “Compensation Discussion and Analysis” for a discussion on their use in our incentive compensation programs for 2023 and Appendix A for an explanation and reconciliation of non-GAAP measures.
■
Free Cash Flow*

EBIT*

Revenue

Quality

Total Shareholder Return Amount			$ 43.76	40.76	59.28	53.73
Peer Group Total Shareholder Return Amount			119.09	111.54	95.03	83.94
Net Income (Loss)			$ (633,000,000)	$ (545,700,000)	$ (540,800,000)	$ (870,300,000)
Company Selected Measure Amount			6,047,900,000	5,029,600,000	3,953,000,000	3,404,800,000
PEO Name	Shanahan	Gentile
Measure:: 1
Pay vs Performance Disclosure
Name			Free Cash Flow*
Measure:: 2
Pay vs Performance Disclosure
Name			EBIT*
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Quality
Gentle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,807,067
PEO Actually Paid Compensation Amount			(296,375)
Shanahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,919,114
PEO Actually Paid Compensation Amount			16,736,531
PEO | Gentle [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,529,351)
PEO | Gentle [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,095,202
PEO | Gentle [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(366,882)
PEO | Gentle [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			125,385
PEO | Gentle [Member] | Change In Fair Value Of Forfeited Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,427,796)
PEO | Shanahan [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,149,986)
PEO | Shanahan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,946,632
PEO | Shanahan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,771
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,262,410)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			792,795
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(49,202)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			160,345
Non-PEO NEO | Change In Fair Value Of Forfeited Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(201,747)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,579